Basis of preparation	12 Months Ended
Jun. 30, 2018
Basis Of Preparation [Abstract]
Basis of Preparation

1. Basis of preparation

The general purpose financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board and Australian equivalent International Financial Reporting Standards, as issued by the Australian Accounting Standards Board. Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements.

(i)	Going concern

For the fiscal years ended June 30, 2018, 2017 and 2016, the Group incurred a total comprehensive loss after income tax of $35.9 million, $76.5 million and $5.2 million, respectively, and had net cash outflows from operations of $75.0 million, $95.5 million and $88.0 million, respectively. As of June 30, 2018, the Group held total cash and cash equivalents of $37.8 million. As of June 30, 2018, the Group recognized funds receivable from debt financing and unissued capital of $39.0 million pursuant to a financing facility with NovaQuest Capital Management, L.L.C. (“NovaQuest”). On July 10, 2018 the net proceeds from the financing facility of $39.0 million were received and recognized in cash and cash equivalents. The Group will also receive $40.0 million from Tasly Pharmaceutical Group (“Tasly”) on closing of the strategic alliance that the two companies announced in July 2018 for cardiovascular therapies in China. This receipt is subject to filing with the State Administration of Foreign Exchange.

In addition to the strategic alliance with Tasly, the Group has committed to entering into non-dilutive commercial partnering transactions to fund operations. The Group also continues to work on various cost containment and deferment strategies. A fully discretionary equity facility remains for up to A$120 million/US$ 90 million over 12 months to provide additional funds as required. The Group may also consider equity-based financing or drawing further debt funding on current debt arrangements to fund future operational requirements.

There is uncertainty related to the Group’s ability to partner programs, raise capital or debt at terms to meet the Group’s requirements. Additionally, there is uncertainty related to the Group’s ability to sustainably maintain implemented cost reductions and further defer programs on a timely basis while achieving expected outcomes.

The continuing viability of the Group and its ability to continue as a going concern and meet its debts and commitments as they fall due are dependent upon the strategic alliance with Tasly, non-dilutive funding in the form of commercial partnering transactions or equity-based financing to fund future operations, together with maintaining implemented cost containment and deferment strategies.

Management and the directors believe that the Group will be successful in the above matters and, accordingly, have prepared the financial report on a going concern basis, notwithstanding that there is a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and that it may be unable to realize its assets and liabilities in the normal course of business.

References to matters that may cast significant doubt about the Group’s ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board (“PCAOB”) standards.

(ii)Historical cost convention

These financial statements have been prepared under the historical cost convention, as modified by the revaluation of available-for-sale financial assets, financial assets and liabilities (including derivative instruments) at fair value through profit or loss, certain classes of property, plant and equipment and investment property.

(iii)	New and amended standards adopted by the Group

There were no new or amended accounting standards that were applicable to the Group for the June 30, 2018 reporting period.

(iv)	New accounting standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for the June 30, 2018 reporting period. The Group has not elected to apply any pronouncements before their operative date in the annual reporting period beginning July 1, 2017.

Initial application of the following Standards is not expected to materially impact the amounts recognized or disclosures made in the current financial report and management do not consider these new accounting standards to have a material impact on future transactions made in relation to the Group. The Group is in the process of assessing the impact of these new standards on its accounting policy.

The following standards applicable to the Group but are not yet adopted are summarized below:

Title of standard	IFRS 9 Financial Instruments
Key requirements

IFRS 9 introduced revisions in the following areas:

•       Classification and measurement – replacement of the existing complex rule-based requirements with a principle-based approach which is driven by cash flow characteristics and business model.

•       Impairment – a single impairment model to be applied to all financial instruments where expected credit losses must be accounted for from when the financial instruments are first recognized. This requirement lowers the threshold for recognition of full lifetime expected losses.

•       Hedge accounting – a reformed model for hedge accounting with enhanced disclosures about risk management activity.

Impact

The Group has reviewed its financial assets and liabilities and expects the following impact from the adoption of the new standard from July 1, 2018:

•     Accounting for non-trading equity investments – IFRS 9 requires investments in equity instruments to be recorded at fair value with changes recognized through profit or loss (FVTPL). There is an allowance for management to make an irrevocable election on initial recognition for fair value changes in non-trading equity investments to be recorded in other comprehensive income (FVOCI). The Group has an available-for-sale financial asset recorded at $2.3 million as at June 30, 2018, measured at FVOCI. On transition to IFRS 9 on July 1, 2018, the Group expects to make an election to record this investment in an equity instrument at FVOCI. Therefore, no material impact is expected on the measurement of the AFS financial asset on transition.

•     Accounting for financial liabilities – the Group has financial liabilities arising from contingent consideration of $42.1 million as at June 30, 2018, which is mandatorily carried at FVTPL, and financial liabilities carried at amortized cost of $59.4 million as at June 30, 2018. There is an allowance for management to make an irrevocable election on initial recognition for financial liabilities that are measured at amortized cost to be measured at FVTPL. The Group does not expect to designate any of its financial liabilities carried at amortized cost as FVTPL using the fair value option upon adoption of IFRS 9 on July 1, 2018. Therefore, the Group does not expect any material impact on transition to IFRS 9 from July 1, 2018.

Effective Date	IFRS 9 must be applied for financial years commencing on or after January 1, 2018. The Group has not adopted IFRS 9 before its mandatory date.

Title of standard	IFRS 15 Revenue from Contracts with Customers
Key requirements

IFRS 15 provides a single, principles based five-step model to be applied to all contracts with customers.

The five steps in the model are as follows:

•       Identify the contract with the customer

•       Identify the performance obligations in the contract

•       Determine the transaction price

•       Allocate the transaction price to the performance obligations in the contracts

•       Recognize revenue when (or as) the entity satisfies a performance obligation.

Guidance is provided on topics such as the point in which revenue is recognized, accounting for variable consideration, costs of fulfilling and obtaining a contract and various related matters. New disclosures about revenue are also introduced.

Impact

The Group has reviewed all relevant revenue arrangements and expects the following effects of applying the new standard on the Group’s financial statements:

•       Accounting for sales- or usage-based royalties – IFRS 15 contains an exception to the general principles for accounting for variable consideration for sales- or usage-based royalties arising from licenses of IP. Under this exception, royalties are recognized at the later of when underlying sales occur and all royalty-related performance obligations are satisfied. In the year ended June 30, 2018, the Group earned sales-based royalty and milestone income from licensing arrangement with JCR Pharmaceuticals Co., Ltd. (“JCR”) of $5.1 million. The Group estimates that the impact of applying the sales- or usage-based royalty exception will not have a material impact on transition to IFRS 15 from July 1, 2018.

•       Accounting for the licensing of intellectual property (“IP”) – IFRS 15 contains specific implementation guidance for the accounting for licenses of IP. In particular, the Group is required to determine whether a license granted to a customer provides a right to use IP or a right to access IP. This determination affects whether revenue is recognized at a point in time or over time, respectively. In the year ended June 30, 2018, the Group recognized milestone revenue relating to the non-refundable up-front payment of $5.9 million (€5.0 million) received upon execution of the Group’s patent license arrangement with Takeda Pharmaceutical Company Limited (“Takeda”) in December 2017 and $5.9 million (€5.0 million) in relation to further payments due within 12 months of the patent license agreement date for the product Alofisel®. The license of IP to Takeda is a license to use under IFRS 15 and therefore revenue is recognized at a point in time as performance obligations are satisfied. Since the performance obligations have been satisfied for the revenue recognized in the year ended June 30, 2018, the Group does not expect a material impact on transition to IFRS 15 on July 1, 2018.

•       Accounting for contracts with variable consideration – IFRS 15 contains a constraint that allows variable consideration to be included in the transaction price only to the extent that it is highly probable that a significant reversal of cumulative revenue recognized will not occur. Under the patent license arrangement with Takeda, the Group is entitled to up to €10.0 million in payments from Takeda when Alofisel® reaches certain product regulatory milestones. The product regulatory milestones are subject to the constraint over variable consideration and the Group has not recognized consideration in respect of these payments in the calculation of the transaction price for revenue recognized in the year to June 30, 2018. Therefore, we do not expect there to be a material impact on transition to IFRS 15 on July 1, 2018.

Effective Date

IFRS 15 must be applied for financial years commencing on or after January 1, 2018. The Group has not adopted IFRS 15 before its mandatory date and intends to adopt the standard using the modified retrospective approach which means that the cumulative impact of the adoption will be recognized in retained earnings as of July 1, 2018, and comparative disclosures will not be restated.

Title of standard	IFRS 16 Leases
Key requirements

IFRS 16 eliminates the classification of leases as either operating leases or finance leases for a lessee; they are recognized on the balance sheet as they are treated in a similar way to finance leases applying IAS 17. Leases are ‘capitalized’ by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use assets) or together with property, plant and equipment. If lease payments are made over time, a financial liability is required to be recognized to represent the obligation to make future lease payments.

There is little change for the accounting for a lessor.

Impact

Refer to Notes 14 (b) and (c) for the lease commitments the Group holds as a lessee and lessor.

The Group is currently evaluating the effect that the updated IFRS 16 will have on the consolidated financial statements and related disclosures.

Effective Date	IFRS 16 must be applied on or after January 1, 2019. The Group does not intend to adopt IFRS 16 before its mandatory date.